Trade and other current receivables	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Trade and other current receivables
13. Trade and other current receivables

Trade and other current receivables are initially recognised at fair value plus any directly attributable transaction costs. Subsequently, except for derivatives (see note 16 on page 208), these assets are held at amortised cost, using the effective interest method and net of any impairment losses. Discounts payable to customers are shown as a reduction in trade receivables when there is a legal right and intent to settle them on a net basis.

We do not consider the fair values of trade and other current receivables to be significantly different from their carrying values. Concentrations of credit risk with respect to trade receivables are limited, due to the Group’s customer base being large and diverse. Our historical experience of collecting receivables, supported by the level of default, is that credit risk is low across territories and so trade receivables are considered to be a single class of financial assets. Impairment for trade receivables are calculated for specific receivables with known or anticipated issues affecting the likelihood of recovery and for balances past due with a probability of default based on historical data as well as relevant forward-looking information.

	€ million	€ million
Trade and other current receivables	2023	2022
Due within one year
Trade receivables	4,023	4,544
Prepayments and accrued income	516	969
Other receivables	1,236	1,543
	5,775	7,056
Included within trade receivables are discounts due to our customers of €2,528 million (2022: €2,436 million). Other receivables comprise financial assets of €256 million (2022: €317 million) and non-financial assets of €979 million (2022: €1,226 million). Financial assets include supplier and customer deposits, employee advances and certain derivatives. Non-financial assets mainly consist of reclaimable sales tax of €581 million (2022: €753 million).

	€ million	€ million
Ageing of trade receivables	2023	2022
Not overdue	3,522	3,919
Past due less than three months	401	498
Past due more than three months but less than six months	67	96
Past due more than six months but less than one year	90	69
Past due more than one year	141	150
Total trade receivables	4,221	4,732
Impairment provision for trade receivables	(198)	(188)
	4,023	4,544
The total impairment provision includes €198 million (2022: €188 million) for current trade receivables, €11 million (2022: €22 million) for other current receivables and €13 million (2022: €68 million) for non-current trade and other receivables.

	€ million	€ million
Impairment provision for total trade and other receivables	2023	2022
1 January	278	286
Charge to income statement	34	27
Reduction/releases	(82)	(44)
Reclassifications	(3)	4
Currency translations	(5)	5
31 December	222	278